Acquisitions - Additional Information (Detail)	12 Months Ended						12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2010 Lecien JPY (¥)	Aug. 17, 2009 Lecien JPY (¥)	Mar. 31, 2012 Eveden USD ($)	Mar. 31, 2012 Eveden JPY (¥)	Apr. 10, 2012 Eveden Acquisition USD ($)	Apr. 10, 2012 Eveden Acquisition JPY (¥)
Schedule of Business Acquisitions, Cost of Acquired Entity [Line Items]
Purchase cost of acquisition						¥ 2,489,000,000			$ 242,216,000	¥ 19,961,000,000
Loans included in purchase price									74,967,000	6,178,000,000
Acquisition related costs					121,000,000		4,987,000	411,000,000
Number of shares distributed as consideration for acquisition						2,104,063
Per share value of shares distributed						¥ 1,183
Purchase price allocated to goodwill						71,000,000
Net sales	2,085,875,000	171,897,000,000	165,548,000,000	163,548,000,000	8,751,000,000
Net loss	$ 83,885,000	¥ 6,913,000,000	¥ 2,785,000,000	¥ 2,475,000,000	¥ (245,000,000)